Note 8 - Notes Payable - Scheduled Notes Payable Principal Repayment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2021	$ 8,574,057	$ 1,330,018
2022	5,514	8,574,057
2023	5,514	5,514
2024		5,514
2025		167,446
Balance	$ 9,845,819	$ 10,082,549	$ 9,431,157